Equity-based compensation (Details) - shares shares in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-Based Payment Arrangements [Abstract]
Unvested (in shares)	5.4	4.7
Granted (in shares)	1.8	2.0
Vested (in shares)	(1.1)	(1.0)
Forfeited (in shares)	(0.2)	(0.2)
Unvested (in shares)	5.9	5.5